Note 15 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31
	2018	2017	2016

Net income (loss) (in thousands)	$2,088	$(6,145)	$(2,986)

Weighted average shares outstanding (in thousands) – basic	1,300,795	1,288,977	1,282,141

Effect of dilutive securities:
Options and RSUs (in thousands)	30,027	-	-

Weighted average shares outstanding (in thousands) – diluted	1,330,822	1,288,977	1,282,141

Earnings (loss) per share – basic
Basic	$-	$-	$-
Diluted	$-	$-	$-